Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Revenue from fee business	$ 1,486	$ 1,379	$ 1,329
Revenue from owned, leased and managed lease hotels	447	351	338
System Fund revenues	1,233	1,242	1,199
Reimbursement of costs	1,171	1,103	1,046
Total revenue	4,337	4,075	3,912
Cost of sales	(706)	(571)	(548)
System Fund expenses	(1,379)	(1,276)	(1,164)
Reimbursed costs	(1,171)	(1,103)	(1,046)
Administrative expenses before exceptional items	(344)	(337)	(345)
Share of (losses)/gains of associates and joint ventures	(1)	3	(2)
Other operating income	14	11	9
Depreciation and amortisation	(80)	(78)	(75)
Operating profit before exceptional items	670	724	741
Impairment charges	0	(18)	(16)
Other exceptional items	(104)	22	(13)
Operating profit	566	728	712
Financial income	5	4	6
Financial expenses	(86)	(76)	(86)
Profit before tax	485	656	632
Tax	(133)	(115)	(173)
Profit after tax	352	541	459
Attributable to:
Equity holders of the parent	351	540	456
Non-controlling interest	1	1	3
Profit loss from continuing operations	$ 352	$ 541	$ 459
Continuing and total operations:
Basic	$ 1.847	$ 2.798	$ 2.151
Diluted	$ 1.828	$ 2.784	$ 2.131